(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL ITEMS, NET [Abstract]
(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

8.	(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET

(Losses)/gains on derivative instruments comprise of the following:

(in thousands of $)	2020	2019	2018
Mark-to-market adjustment for interest rate swap derivatives (note 24)	(38,601)	(16,485)	604
Interest (expense)/income on undesignated interest rate swaps (note 24)	(6,215)	6,351	8,069
Mark-to-market adjustment for equity derivatives (note 24)	(5,051)	(30,478)	(30,663)
Mark-to-market adjustment for foreign exchange swap derivatives	(2,556)	2,568	(1,151)
Unrealized mark-to-market losses on Earn-Out Units (note 14)	—	—	(7,400)
	(52,423)	(38,044)	(30,541)
Other financial items, net comprise of the following:

(in thousands of $)	2020	2019	2018
Foreign exchange loss on operations	(3,221)	(902)	(1,997)
Financing arrangement fees and other costs	(2,138)	(5,735)	(244)
Amortization of debt guarantee (note 25)	4,111	1,242	861
Other	(304)	(127)	(101)
	(1,552)	(5,522)	(1,481)